Employee benefits - Summary of Amount Recognized in Other Comprehensive Income for Defined Benefit Provident Fund Plan (Detail) - Mar. 31, 2020 ₨ in Millions, $ in Millions	USD ($)	INR (₨)
Defined Benefit Provident Fund Plan [Member]
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	$ 2.4	₨ 1,803